NET LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 12 – NET LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share (in thousands except share and per share data):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(5,219)	$(3,435)	$(8,985)	$(9,707)
Denominator:
Weighted-average ordinary shares outstanding used to compute net loss per share, basic and diluted	9,455,751	970,402	9,235,006	970,297
Net loss per share, basic and diluted:	$(0.55)	$(3.54)	$(0.97)	$(10.00)

The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of ordinary shares outstanding used to calculate both basic and diluted net loss per share is the same.

NOTE 15 – LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share (in thousands except share and per share data):

	Year ended December 31,
	2023	2022
Numerator:
Net loss	$(11,264)	$(14,407)
Denominator:
Weighted-average shares of common stock outstanding used to compute net loss per share, basic and diluted	3,302,818	655,665
Net loss per share, basic and diluted:	$(3.41)	$(21.97)

The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be antidilutive. Therefore, the weighted-average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share is the same. Potentially dilutive securities that were not included in the diluted per share calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
	2023	2022
Series A-1 redeemable convertible preferred stock	-	114,194
Series A-2 redeemable convertible preferred stock	-	19,411
Series A-3 redeemable convertible preferred stock	-	12,045
Series A-4 redeemable convertible preferred stock	—	-
Series A-5 redeemable convertible preferred stock	—	-
Series A-6 redeemable convertible preferred stock	—	-
Series B-1 redeemable convertible preferred stock	-	3,662
Series B-2 redeemable convertible preferred stock	-	220,021
Series C-1 redeemable convertible preferred stock	-	53,393
Series C-2 redeemable convertible preferred stock	-	41,595
Warrants to purchase redeemable convertible preferred stock	94,988	94,988
Stock options, issued and outstanding	284,437	179,107
Total	379,425	738,416